LONG-TERM INVESTMENTS, NET - Schedule of equity investments without readily determinable fair values (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2022 HKD ($)	Jan. 31, 2016
Cost method investments, fair value disclosure	$ 29,000		$ 31,384
Less: impairment on cost method investments	$ (48,732)		$ (52,739)
Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong")
Ownership percentage	13.00%		13.00%		13.00%
Cost method investments, fair value disclosure	$ 545
Less: impairment on cost method investments			$ 589
Beijing Zhongjiao Huineng Information Technology Co., Ltd ("Zhongjiao Huineng")
Ownership percentage						13.30%
Less: impairment on cost method investments		$ (545)		$ (589)
AM Advertising
Ownership percentage	20.00%		20.00%		20.00%
Cost method investments, fair value disclosure			$ 83,534		$ 77,187
Less: impairment on cost method investments	$ (48,187)		$ (52,150)